INCOME TAX -Operating loss carryforward (Details) - 12 months ended Dec. 31, 2024 € in Thousands, £ in Thousands, $ in Thousands	USD ($)	EUR (€)	GBP (£)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 840,064
2026
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	42,883
2027
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	149,067
2028
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	297,747
2029
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	350,367
Netherlands
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards subject to expiration	$ 155,196
Term of operating loss carry forward | €		€ 1,000
Percentage of taxable profits	50.00%
UK
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards subject to expiration	$ 358,476
Annual limit of utilization | £			£ 5,000